INCOME TAXES - Narrative (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) taxCase	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 11, 2024 USD ($)	Jul. 10, 2024 USD ($)	Apr. 04, 2024 USD ($)	Dec. 21, 2022 USD ($)	Aug. 31, 2021 USD ($)	Nov. 30, 2019 USD ($)
Income Taxes (Textuals) [Line Items]
Income tax expense	$ 841,000,000	$ 768,000,000	$ 604,000,000
Effective income tax expense rate	17.10%	16.80%	15.80%
Provision for income taxes on undistributed earnings of foreign subsidiaries	$ 0
Unrecognized tax benefits that would impact effective tax rate	813,000,000
Income tax examination, penalties and interest accrued	218,000,000	$ 225,000,000
Tax Years 2007-2010
Income Taxes (Textuals) [Line Items]
IRS Statutory Notice of Deficiency proposed assessment of additional federal taxes	190,000,000
Penalties associated with IRS Statutory Notice of Deficiency proposed assessment	72,000,000
Tax Years 2011-2013
Income Taxes (Textuals) [Line Items]
IRS Statutory Notice of Deficiency proposed assessment of additional federal taxes							$ 749,000,000
Penalties associated with IRS Statutory Notice of Deficiency proposed assessment							$ 110,000,000
Secretariat of the Federal Revenue Bureau of Brazil
Income Taxes (Textuals) [Line Items]
Pledged real estate assets	17,000,000
Real estate bond	101,000,000
Real estate cash deposit	$ 28,000,000
Secretariat of the Federal Revenue Bureau of Brazil | Tax Years 2005-2012
Income Taxes (Textuals) [Line Items]
Income tax examination, penalties and interest accrued									$ 121,000,000
Number of tax cases | taxCase	2
Alleged tax deficiency									$ 24,000,000
Secretariat of the Federal Revenue Bureau of Brazil | Tax Years 2009-2012
Income Taxes (Textuals) [Line Items]
Income tax examination, penalties and interest accrued				$ 82,000,000	$ 121,000,000
Secretariat of the Federal Revenue Bureau of Brazil | Tax Years 2005-2008
Income Taxes (Textuals) [Line Items]
Income tax examination, penalties and interest accrued						$ 62,000,000		$ 120,000,000
Alleged tax deficiency						$ 22,000,000		$ 30,000,000